Related Party Transactions - Schedule of Amounts Due to and from Related Parties (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction Due From To Related Party [Line Items]
Due to related parties, amounts owing on power purchases	230	261
IESO [Member]
Related Party Transaction Due From To Related Party [Line Items]
Due to related parties, amounts owing on power purchases	217	199